Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST Voya Large Cap Value Portfolio (the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in a portfolio	any borrowings for investment purposes) in
of equity securities of dividend-paying, large-	investments tied to large-capitalization value
capitalization issuers.	companies.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio
invests at least 80% of its net assets (plus borrowings	invests at least 80% of its net assets (plus the
for investment purposes) in a portfolio of equity	amount of any borrowings for investment
securities of dividend-paying, large-capitalization	purposes) in investments tied to large-
issuers. The Portfolio will provide shareholders with	capitalization value companies. For purposes of
at least 60 days’ prior notice of any change in this	this 80% policy, large-capitalization value
investment policy.	companies means companies with market
capitalizations that fall within the capitalization
For this Portfolio, the sub-adviser (the “Sub-	range of companies within the Russell 1000®
Adviser”) defines large-capitalization companies as	Value Index (the “Index”) and that the Portfolio
companies with market capitalizations that fall within	believes are undervalued by the market, trade
the range of companies within the Russell 1000®	for less than their intrinsic value, or pay
Value Index (the “Index”) at the time of purchase.	dividends.

Voya Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST Voya Large Cap Value Portfolio (the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in a portfolio	any borrowings for investment purposes) in
of equity securities of dividend-paying, large-	investments tied to large-capitalization value
capitalization issuers.	companies.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio
invests at least 80% of its net assets (plus borrowings	invests at least 80% of its net assets (plus the
for investment purposes) in a portfolio of equity	amount of any borrowings for investment
securities of dividend-paying, large-capitalization	purposes) in investments tied to large-
issuers. The Portfolio will provide shareholders with	capitalization value companies. For purposes of
at least 60 days’ prior notice of any change in this	this 80% policy, large-capitalization value
investment policy.	companies means companies with market
capitalizations that fall within the capitalization
For this Portfolio, the sub-adviser (the “Sub-	range of companies within the Russell 1000®
Adviser”) defines large-capitalization companies as	Value Index (the “Index”) and that the Portfolio
companies with market capitalizations that fall within	believes are undervalued by the market, trade
the range of companies within the Russell 1000®	for less than their intrinsic value, or pay
Value Index (the “Index”) at the time of purchase.	dividends.